SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	December 31, 2017		December 31, 2016
	Number of	Weighted Average	Number of	Weighted Average
	Options	Exercise Price (CAD$)	Options	Exercise Price (CAD$)
Outstanding, beginning of year	15,710,000	0.16	15,765,000	0.38
Granted	2,900,000	0.10	3,025,000	0.065
Expired	(2,500,000)	(0.45)	(2,870,000)	(1.24)
Forfeiture	(60,000)	(0.10)	(210,000)	(0.32)
Outstanding, end of year	16,050,000	0.16	15,710,000	0.16
Exercisable, end of year	15,850,000	0.17	15,310,000	0.17

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
		Number of Options Outstanding
Expiry Date	Exercise Price (CAD$)	December 31, 2017	December 31, 2016
March 27, 2017	0.50	–	100,000
June 28, 2017	0.45	–	2,400,000
September 19, 2018	0.16	3,760,000	3,760,000
June 25, 2019	0.10	2,815,000	2,815,000
December 31, 2019	0.05	1,000,000	1,000,000
March 26, 2020	0.05	200,000	200,000
July 16, 2020	0.13	2,380,000	2,410,000
April 14, 2021	0.065	2,995,000	3,025,000
June 23, 2022	0.095	2,900,000	–
		16,050,000	15,710,000

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	December 31, 2017	December 31, 2016	December 31, 2015
Weighted average share price	CAD0.08	CAD0.06	CAD0.09
Risk–free interestrate	0.60%	0.60%	0.48%
Expected share price volatility	85%	141%	143%
Expected option life in years	5.0	5.0	5.0
Forfeiture rate	0%	0%	0%
Expected dividend yield	0%	0%	0%

Additional information about share-based payment arrangements [Table Text Block]
	Year ended December 31,
	2017	2016	2015
	$	$	$
Consultants	55	30	38
Directors and officers	88	85	146
Employees	26	21	24
	169	136	208

Disclosure of detailed information about warrants outstanding [Table Text Block]
Expiry date	Exercise price	Number of Warrants
January 2, 2018	CAD0.16	5,721,000
September 13, 2018	$0.15	29,810,000
October 3, 2019	$0.16	19,000,000
		54,531,000